Note 29 - Related Party Transactions	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of related party [text block]
2
9
.          Related party transactions

Arowana International Limited is the ultimate controlling party by virtue of its
60.3%
shareholding in VivoPower. Kevin Chin, Chairman of VivoPower, is also Chief Executive of Arowana International Limited. During the year, a number of services were provided to the Group from Arowana and its subsidiaries (“Arowana”); the extent of the transactions between the two
groups is listed below.

VivoPower is indebted to Arowana via a shareholder loan on normal commercial terms with interest at
8.5%
per annum payable monthly in advance and principal repayable in equal monthly instalments of
$75,000
for
ten
months beginning
April 2018,
with the remainder repayable in
21
equal monthly instalments commencing
July 2020.
At
March 31, 2019,
the principal balance due to Arowana by VivoPower under this loan was
$18,242,636
(
2018:
$18,992,636;
2017:$18,992,636
).

Directors fees for Kevin Chin in the amount of
$254,084
were charged to the Company by Arowana Partners Group Pty Limited, a company of which Mr. Chin is a shareholder and director, during the year ended
March 31, 2019.
At
March 31, 2019,
the Company had an account payable to Arowana Partners Group Pty Limited of
$47,990
(
2018:
$42,188;
2017:
nil
) in respect of these services.

Art Russell, Interim Chief Executive Officer, is employed by Arowana International UK Limited, a subsidiary of Arowana, and seconded to VivoPower;
$293,972
was charged to the Company during the year ended
March 31, 2019.
At
March 31, 2019,
the Company had an account payable of
$32,657
(
2018:
$80,026;
2017:
nil
) in respect of these services.

Gary Hui, a former Director, was paid
$219,334
by VivoPower USA LLC, of which
$158,408
was recharged to Arowana during the year ended
March 31, 2019.
At
March 31, 2019,
VivoPower USA LLC has an account receivable from Arowana of
$nil
(
2018:
$242,915;
$2017:
$121,046
) in respect of these recharges.

From time to time, costs incurred by Arowana on behalf of VivoPower are recharged to the Company. During the year ended
March 31, 2019,
no
such amounts were recharged to the Company, however at
March 31, 2019,
the Company has a payable to Arowana in respect of recharges related to prior years of
$1,268,670
(
2018:
$1,802,003;
2017:
nil
).

Aevitas is indebted to the following subsidiaries of Arowana via their holdings in Aevitas convertible loan notes, which are accounted for as equity instruments within other reserves, as more fully described in note
23,
and for which they earned
$713,286
of interest during the year ended
March 31, 2019.
The outstanding amount represents the face value plus interest accrued to
March 31, 2019:

●	Arowana Australasian Special Situations 1A Pty Ltd: 666,666 Aevitas convertible loan notes with an outstanding amount of $4,590,582;

●	Arowana Australasian Special Situations 1B Pty Ltd: 666,667 Aevitas convertible loan notes with an outstanding amount of $4,590,589; and,

●	Arowana Australasian Special Situations 1C Pty Ltd: 666,667 Aevitas convertible loan notes with an outstanding amount of $4,590,589.

Subsidiaries of Arowana hold the following convertible preferred shares of Aevitas, which are accounted for as equity instruments within other reserves, and for which they earned
$305,694
of dividends during the year ended
March 31, 2019.
The outstanding amount represents the face value plus dividends accrued to
March31,
2019:

●	Arowana Australasian Special Situations 1A Pty Ltd: 388,889 Aevitas convertible preferred shares with an outstanding amount of $1,183,123;

●	Arowana Australasian Special Situations 1B Pty Ltd: 388,889 Aevitas convertible preferred shares with an outstanding amount of $1,183,123;

●	Arowana Australasian Special Situations 1C Pty Ltd: 388,889 Aevitas convertible preferred shares with an outstanding amount of $1,183,123; and,

●	Arowana Australasian Special Situations Fund 1 Pty Limited: 833,333 Aevitas convertible preferred shares held with an outstanding amount of $2,535,261.

Aevitas is indebted to The Panaga Group Trust, of which Mr. Kevin Chin is a beneficiary and one
of the directors of the corporate trustee of such trust, who holds
4,500
Aevitas convertible loan notes with an outstanding amount of
$29,422
representing face value plus interest accrued to
March 31, 2019
and earned interest of
$1,605
for the year ended
March 31, 2019.

Aevitas is also indebted to The Panaga Group Trust, who also holds
4,500
Aevitas convertible preferred shares with an outstanding amount of
$13,020
representing face value plus dividends accrued to
March 31, 2019
and earned dividends of
$688
for the year ended
March 31, 2019.